NET LOSS PER COMMON SHARE - Summary of Basic and diluted loss per common share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Net loss	$ (8,978)	$ (57,775)
Weighted-average number of common shares outstanding, basic (in shares)	5,629,370	5,443,332
Weighted-average number of common shares outstanding, diluted (in shares)	5,629,370	5,443,332
Net loss per common share, basic (in dollars per share)	$ (1.59)	$ (10.61)
Net loss per common share, diluted (in dollars per share)	$ (1.59)	$ (10.61)